Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Powershares Actively Managed Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2018